Debt obligations - Reconciliation of Debt Obligations (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Roll Forward]
Change in fair value of debt obligation	$ (1,339)	$ (21)	$ 296	$ 645
Asset Management
Debt Instrument [Roll Forward]
Balance at the beginning of the period	74,963	59,205	59,205	50,432
Proceeds from borrowings			31,603	9,500
Repayments of borrowings			(17,413)	(3,452)
Financing costs paid and deferred			(270)	(297)
Assumption of debt from acquisition of Ovation			0	1,863
Amortization of deferred financing costs			359	331
Payment in-kind interest			1,677	913
Change in fair value of debt obligation			296	(85)
Transaction costs capitalized through the Debenture Units' initial fair value			(198)	0
Initial equity classified warrant value issued with Debenture Units			(296)	0
Balance at the end of the period	73,354		74,963	59,205
Insurance Solutions
Debt Instrument [Roll Forward]
Balance at the beginning of the period	14,250	$ 14,250	14,250	2,250
Proceeds from borrowings			0	12,000
Repayments of borrowings			0	0
Payment in-kind interest			4,400	600
Balance at the end of the period	$ 17,250		$ 14,250	$ 14,250